Note 34 - Business combinations	12 Months Ended
Dec. 31, 2025
Note 34 - Business combinations
Note 34 - Business combinations

34        Business combinations

Acquisition of a scrap processing business in Beaver Falls

On November 12, 2025, Tenaris completed the acquisition of a scrap processing business in Beaver Falls, Pennsylvania, for a purchase price of $17.6 million paid in cash. The preliminary fair value of the assets acquired, which amounted to approximately $16.3 million, was allocated to Property, Plant and Equipment. The preliminary purchase price allocation resulted in a goodwill of approximately $1.3 million. Tenaris consolidated the balances and results of operations of the acquired business as from November 12, 2025. Until December 31, 2025, the acquired business’s contribution to Tenaris’s revenues and results was non‑material, and it was assigned to the Tubes segment. Had the transaction been consummated on January 1, 2025, Tenaris’s unaudited pro forma net sales and net income would not have changed materially. Acquisition-related costs amounted to $0.2 million and were included in general and administrative expenses.